GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 8,576,604
Stockholders' deficiency	7,998,958	$ 8,149,621	$ 5,707,156
Cash used in operating activities	$ 1,788,970	$ 1,839,086